Share-Based Compensation - Restricted Stock Units Narratives (Details) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2021 USD ($) shares	Jun. 30, 2021 USD ($) shares
Share-based Compensation Arrangement by Share-based Payment Award
Share based compensation not yet recognized for unvested shares vesting period		2 years 4 months 24 days
Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award
Stock options vesting period		3 years
Tranche One
Share-based Compensation Arrangement by Share-based Payment Award
Stock options vesting period		4 years
Stock option vesting right percentage		25.00%
RSUs
Share-based Compensation Arrangement by Share-based Payment Award
Stock options vesting period		3 years
Share based compensation not yet recognized for unvested shares other than options | $	$ 1.4	$ 1.4
Share based compensation not yet recognized for unvested shares vesting period		2 years 4 months 24 days
Vested (in shares)	143,000	164,500
Share-based compensation arrangement by share-based payment award, shares issued in period	920,000
Canceled of forfeited (in shares)	70,000	201,000
RSUs | Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award
Stock options vesting period		18 months
Stock option vesting right percentage		50.00%
RSUs | Tranche One
Share-based Compensation Arrangement by Share-based Payment Award
Stock options vesting period		18 months
Stock option vesting right percentage		50.00%